Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Components of Lease Expense
The components of lease expense were as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Operating lease cost*	$623	$904	$776

*	Inclusive of variable lease costs, sublease income, and impairment, which were immaterial for the periods presented.

Summary of Supplemental Quantitative Information Related To Leases
Supplemental quantitative information related to leases includes the following:

	Nine Months Ended September 30,
	2022	2021

Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows from operating leases	$531	$489
ROU assets obtained in exchange for new operating lease liabilities	$320	$—
Weighted average remaining lease term in years — operating leases	2.0	3.1
Weighted average discount rate — operating leases	11.8%	12.2%

Supplemental quantitative information related to leases includes the following:

	Year Ended December 31,
	2021	2020

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(654)	$(833)
Weighted average remaining lease term in years — operating leases	2.8	3.8
Weighted average discount rate — operating leases	12.2%	12.2%

Maturities of Lease Liabilities
Maturities of lease liabilities were as follows (in thousands):

Year Ending December 31,	Amount
2022 (Remaining three months)	$215
2023	872
2024	703
2025	—
2026	—

Total lease payments	1,790
Less imputed interest	(210)

Total lease liabilities as of September 30, 2022	$1,580

Maturities of lease liabilities were as follows (in thousands):

Year Ending December 31,	Amount
2022	$674
2023	694
2024	596
2025	—
2026	—
Total lease payments	1,964
Less imputed interest	(316)
Total lease liabilities as of December 31, 2021	$1,648